LEASES	12 Months Ended
Jun. 30, 2021
Leases
LEASES

NOTE 8 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended June 30, 2021, 2020 and 2019 was $487,763, $562,894 and $640,626, respectively.

Effective July 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of June 30, 2021. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2021	June 30, 2020
Right-of-use assets, net	$5,170,395	$5,123,898

Operating lease liabilities - current	$171,803	$172,716
Operating lease liabilities - non-current	1,123,060	1,200,299
Total operating lease liabilities	$1,294,863	$1,373,015

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	14.58
Weighted average discount rate	5.79%

The following is a schedule of maturities of lease liabilities as of June 30,2021:

Twelve months ending June 30,
2022	$240,505
2023	246,569
2024	264,105
2025	264,556
2026	271,226
Thereafter	244,817
Total future minimum lease payments	1,531,778
Less: imputed interest	236,915
Total	$1,294,863

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS